American Century Municipal Trust
PROSPECTUS SUPPLEMENT

TAX-FREE MONEY MARKET FUND * LIMITED-TERM TAX-FREE FUND
* INTERMEDIATE-TERM TAX-FREE FUND * LONG-TERM TAX-FREE FUND
* HIGH-YIELD MUNICIPAL FUND

Supplement dated June 8, 2001 * Prospectus dated October 1, 2000

ALL CHANGES LISTED BELOW WILL BE EFFECTIVE AUGUST 8, 2001

Throughout the prospectus, all references to "Intermediate-Term Tax-Free" fund should be replaced with "Tax-Free Bond" fund.

The following replaces the entry for Intermediate-Term Tax-Free in the chart on page 2 of the Investor Class prospectus under the heading, "What are the funds'
primary investment strategies and principal risks?"
   -----------------------------------------------------------------------------
   Tax-Free Bond     Quality debt securities     Credit risk
                     of all maturity ranges      Moderate interest rate risk(1)
   -----------------------------------------------------------------------------

   (1) The interest rate risk is moderate under normal market conditions, but it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

The following replaces the chart on page 8 of the Investor Class prospectus under the heading, "What is the difference between the funds?"

                                      Weighted Average Maturity Range
   ----------------------------------------------------------------------------
   Limited-Term Tax-Free                 5 years or less
   ----------------------------------------------------------------------------
   Long-Term Tax-Free                    10 years or longer
   ----------------------------------------------------------------------------
   Tax-Free Bond                         No restriction
   ----------------------------------------------------------------------------

The following replaces the chart on page 9 of the Investor Class prospectus under the heading, "What are the principal risks of investing in the funds?"

                               Potential Income     Potential Loss
   ----------------------------------------------------------------------------
   Limited-Term Tax-Free       Lower                Lower
   ----------------------------------------------------------------------------
   Long-Term Tax-Free          Higher               Higher
   ----------------------------------------------------------------------------
   Tax-Free Bond               Moderate(1)          Moderate(1)
   ----------------------------------------------------------------------------

   (1) The fund managers monitor Tax-Free Bond's weighted average maturity.
       The managers seek to adjust this weighted average maturity as appropriate, taking into account market conditions and other relevant factors. Thus, under normal market conditions, Tax-Free Bond's potential income and potential loss are moderate as compared to the other funds, but may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

The following replaces the chart on page 14 of the Investor Class prospectus under the heading, "A Comparison of Basic Risk Factors."

                                Interest Rate Risk    Credit Risk      Liquidity Risk
   ----------------------------------------------------------------------------------
   Tax-Free Money Market        Lowest                Lowest           Lowest
   ----------------------------------------------------------------------------------
   Limited-Term Tax-Free        Low                   Moderate         Moderate
   ----------------------------------------------------------------------------------
   Long-Term Tax-Free           Highest               Moderate         Moderate
   ----------------------------------------------------------------------------------
   Tax-Free Bond                Moderate(1)           Moderate         Moderate
   ----------------------------------------------------------------------------------
   High-Yield Municipal         High                  Highest          Highest
   ----------------------------------------------------------------------------------

   (1)  The interest rate risk is moderate under normal market conditions, and it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

SH-SPL-26003   0106

American Century Municipal Trust
PROSPECTUS SUPPLEMENT

FLORIDA MUNICIPAL MONEY MARKET FUND
* FLORIDA INTERMEDIATE-TERM MUNICIPAL FUND
* ARIZONA INTERMEDIATE-TERM MUNICIPAL FUND

Supplement dated June 8, 2001 * Prospectus dated October 1, 2000

ALL CHANGES LISTED BELOW WILL BE EFFECTIVE AUGUST 8, 2001

Throughout the prospectus, all references to "Florida Intermediate-Term
Municipal" fund should be replaced with "Florida Municipal Bond" fund, and all references to "Arizona Intermediate-Term Municipal" fund should be replaced with
"Arizona Municipal Bond" fund.

The following replaces the chart on page 2 of the Investor Class prospectus under the heading, "What are the funds' primary investment strategies and principal risks?"

     Fund                                     Primary Investments                   Principal Risks
     -------------------------------------------------------------------------------------------------------------------
     Florida Municipal Money Market           High-quality, very short-term         Florida economic risk
                                              debt securities                       Low credit risk
     -------------------------------------------------------------------------------------------------------------------
     Florida Municipal Bond                   Quality debt securities               Florida economic risk
                                              of all maturity ranges                Credit risk
                                                                                    Moderate interest rate risk(1)
     -------------------------------------------------------------------------------------------------------------------
     Arizona Municipal Bond                   Quality debt securities               Arizona economic risk
                                              of all maturity ranges                Credit risk
                                                                                    Moderate interest rate risk(1)
     -------------------------------------------------------------------------------------------------------------------

      (1) The interest rate risk is moderate under normal market conditions, but it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

The following replaces the first and second paragraphs on page 8 of the Investor
Class prospectus under the heading, "How does the fund pursue its investment objectives?"

     The fund managers buy quality debt securities with interest payments exempt from federal income tax and the Florida intangible personal property tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects, such as schools and roads.

     The fund managers also may buy quality debt securities with interest payments exempt from federal income tax and the Florida intangible personal property tax, but not necessarily exempt from the federal alternative minimum tax. Cities, counties and other municipalities in
     Florida usually issue these securities (called private activity bonds)
     to fund for-profit private projects, such as hospitals and athletic stadiums.

The following replaces the fifth paragraph on page 8 of the Investor Class prospectus under the heading, "How does the fund pursue its investment objectives?"

     The fund managers are not limited to a specific weighted average maturity range. However, the fund managers monitor the fund's weighted average maturity, and seek to adjust it as appropriate, taking into account market conditions and other relevant factors.

The following replaces the first and second paragraphs on page 9 of the Investor
Class prospectus under the heading, "How does the fund pursue its investment objectives?"

    The fund managers buy quality debt securities with interest payments exempt from federal and Arizona income taxes. Cities, counties and other municipalities in Arizona usually issue these securities for public projects, such as schools and roads.

    The fund managers also may buy quality debt securities with interest payments exempt from federal and Arizona income taxes, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Arizona issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

The following replaces the fifth paragraph on page 9 of the Investor Class prospectus under the heading, "How does the fund pursue its investment objectives?"

     The fund managers are not limited to a specific weighted average maturity range. However, the fund managers monitor the fund's weighted average maturity, and seek to adjust it as appropriate, taking into account market conditions and other relevant factors.

The following replaces the chart on page 12 of the Investor Class prospectus under the heading, "A Comparison of Basic Risk Factors"

                                         Interest Rate Risk    Credit Risk    Liquidity Risk
     ---------------------------------------------------------------------------------------
     Florida Municipal Money Market      Lowest                Lowest         Lowest
     ---------------------------------------------------------------------------------------
     Florida Municipal Bond              Moderate(1)           Moderate       Moderate
     ---------------------------------------------------------------------------------------
     Arizona Municipal Bond              Moderate(1)           Moderate       Moderate
     ---------------------------------------------------------------------------------------

     (1)  The interest rate risk is moderate under normal market conditions, but it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

SH-SPL-26005   0106

American Century Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT

Supplement dated June 8, 2001 * Statement of Additional Information dated May 1, 2001

ALL CHANGES LISTED BELOW WILL BE EFFECTIVE AUGUST 8, 2001

Throughout the SAI, all references to "Intermediate-Term Tax-Free" fund should be replaced with "Tax-Free" fund; all references to "Florida Intermediate-Term
Municipal" fund should be replaced with "Florida Municipal Bond" fund; and all references to "Arizona Intermediate-Term Municipal" fund should be replaced with
"Arizona Municipal Bond" fund.

SH-SPL-26006   0106